Average Annual Total Returns - Government Securities Fund	None 1 Year	None 5 Years	None 10 Years	Bloomberg U.S. Government Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg U.S. Government Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg U.S. Government Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	6.63%	3.35%	3.18%	7.94%	3.76%	3.26%